Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020	Apr. 30, 2020
Income Tax Disclosure [Abstract]
Effective tax rate	0.45%	0.00%
Net operating loss carry forwards	80%
Bridge loan						$ 2,200,000
Valuation allowances on deferred tax assets			$ 5,500,000	$ 3,600,000
Purchase price value			2,700,000	200,000
Deferred expense			2,800,000	$ 3,400,000
Net operating losses			$ 44,500,000
Income taxes, description				We have deferred tax assets related to foreign net operating loss carryforward, which begin to expire in 2034, in the amount of $18.5 million.
Uncertain tax position				$ 30,000	$ 50,000